Derivative Liabilities (Details)	Jun. 30, 2015 USD ($)
Derivative warrant liabilities	$ 205,144
Carrying Value [Member]
Derivative warrant liabilities	205,144
Level 1 [Member]
Derivative warrant liabilities	0
Level 2 [Member]
Derivative warrant liabilities	0
Level 3 [Member]
Derivative warrant liabilities	$ 205,144